UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund:   BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate         Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 137.2%

Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$4,615	$4,678,549

Arizona — 4.0%
Arizona Board of Regents, RB, University of Arizona, 5.00%, 08/01/28	2,000	2,140,640
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/30	2,685	2,878,938
Arizona Industrial Development Authority, RB, Academies of Math & Science Projects, Series B, 4.25%, 07/01/27(b)	545	535,157
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	750	797,243
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A:
5.00%, 07/01/25	300	336,408
5.00%, 07/01/29	175	198,434
5.00%, 07/01/31	175	195,141
City of Tucson Arizona, COP, Refunding, (AGC), 4.00%, 07/01/20	2,325	2,395,796
County of Maricopa Arizona IDA, Refunding RB, Honorhealth, Series A:
5.00%, 09/01/32	1,000	1,153,660
5.00%, 09/01/33	800	919,360
5.00%, 09/01/34	1,000	1,142,100
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 07/01/21(a)	1,600	1,722,864
Glendale Union School District No. 205, GO, Series C (BAM):
5.00%, 07/01/24	1,945	2,185,635
5.00%, 07/01/27	500	557,610
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 07/01/27	700	756,343
5.00%, 07/01/32	1,925	2,068,201
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 09/01/35	2,050	2,137,371

Security	Par (000)	Value

Arizona (continued)
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	$1,000	$1,016,800

		23,137,701

Arkansas — 0.7%
City of Benton Arkansas, RB, 5.00%, 06/01/29	1,055	1,196,391
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,648,337

		3,844,728

California — 6.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(a)	2,135	2,246,981
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 03/01/25	2,000	2,118,380
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	12,207,891
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/33	6,715	7,487,561
5.00%, 06/01/35	5,785	6,397,284
State of California, GO:
5.50%, 04/01/28	15	15,045
Various Purposes, 5.75%, 04/01/31	7,000	7,042,840

		37,515,982

Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Sub-System, Series A, 5.00%, 12/01/32	5,000	5,831,400
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatiives, Series B-1, 5.00%, 07/01/38	270	284,923
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/34	500	556,385
University of Northern Colorado, Refunding RB, Series A, 5.00%, 06/01/31	2,000	2,257,960

		8,930,668

Connecticut — 2.6%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(a)	4,530	4,861,188
State of Connecticut, GO, Series A:
5.00%, 04/15/30	5,000	5,763,600

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
5.00%, 04/15/31	$4,000	$4,549,040

		15,173,828

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/29	880	981,675
5.00%, 07/01/30	1,030	1,139,860
5.00%, 07/01/31	750	823,995
5.00%, 07/01/32	375	409,913
5.00%, 07/01/33	1,190	1,294,208

		4,649,651

Florida — 5.9%
Capital Region Community Development District, Refunding, Special Assessment Bonds, Series A-1:
4.13%, 05/01/23	500	497,090
4.63%, 05/01/28	500	493,680
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 07/01/21(a)	10,000	10,780,200
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/27	1,635	1,748,747
County of Lee Florida, Refunding RB, Series A, AMT, 5.50%, 10/01/23	1,000	1,083,360
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	3,990,916
6.00%, 10/01/29	3,480	3,999,112
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,618,886
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 07/01/32	1,500	1,639,230
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Del Webb Project, 3.65%, 05/01/22(b)	525	525,157
Del Webb Project, 4.30%, 05/01/27(b)	520	518,898
Lakewood National and Polo Run Projects, 4.00%, 05/01/22	1,230	1,236,716

Security	Par (000)	Value

Florida (continued)
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 05/01/24	$1,300	$1,332,903
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project, 5.00%, 05/15/33	600	651,246
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(c)(d)	143	91,229

		34,207,370

Georgia — 2.4%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	9,473,030
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 5.00%, 04/01/32	1,250	1,419,988
Main Street Natural Gas Inc, RB, Series A, 5.50%, 09/15/28	2,500	3,067,775

		13,960,793

Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 07/01/29	5,000	5,210,950

Illinois — 15.8%
Chicago Board of Education, GO, Refunding, Series C, 5.00%, 12/01/26	4,730	5,005,759
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D, 5.00%, 12/01/26	4,185	4,428,985
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/32	5,000	5,431,700
5.50%, 01/01/32	1,500	1,647,150
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT, Series C:
5.25%, 01/01/28	1,350	1,479,465
5.25%, 01/01/29	3,020	3,301,404
City of Chicago Illinois O’Hare International Airport, RB, Refunding GARB, 5.00%, 01/01/32	3,745	4,158,373

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series A, AMT, 5.00%, 01/01/23	$13,000	$14,258,660
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,924,738
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	1,000	1,026,340
Illinois Finance Authority, Refunding RB, CHF-Chicago, LLC-University Of Illinois at Chicago:
5.00%, 02/15/28	810	916,150
5.00%, 02/15/29	400	448,932
5.00%, 02/15/30	500	557,625
5.00%, 02/15/31	500	554,505
5.00%, 02/15/32	500	551,790
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 05/01/30	475	490,238
5.00%, 05/01/31	500	515,980
5.00%, 05/01/32	500	515,480
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 5.00%, 12/15/28	1,200	1,304,628
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 06/01/21(a)	3,500	3,795,155
State of Illinois, GO:
5.25%, 02/01/30	5,000	5,264,100
5.00%, 04/01/31	1,000	1,036,230
5.00%, 05/01/31	10,010	10,382,572
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	470	509,814
State of Illinois, GO, Series D, 5.00%, 11/01/28	1,645	1,776,584
State of Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc.:
5.00%, 03/01/30	550	625,818
5.00%, 03/01/32	920	1,034,218
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	10,010,585
State of Illinois Toll Highway Authority, Refunding RB, Senior Series A, 5.00%, 12/01/31	5,220	5,922,925

		90,875,903

Indiana — 4.0%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 01/01/21	4,800	5,086,848

Security	Par (000)	Value

Indiana (continued)
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 04/01/19	$2,000	$2,011,440
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	10,839,700
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	5,000	5,106,250

		23,044,238

Iowa — 1.1%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 04/01/23	695	742,309
5.25%, 04/01/24	730	779,691
5.25%, 04/01/25	520	555,397
5.25%, 04/01/26	360	384,505
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 09/01/20(a)	2,315	2,430,611
Upper Iowa University Project, 5.00%, 09/01/20(e)	800	826,856
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A, 5.00%, 12/01/26	775	885,259

		6,604,628

Kansas — 1.4%
County of Seward Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(a)	1,005	1,108,505
5.00%, 09/01/22(a)	3,990	4,437,438
5.00%, 09/01/33	1,005	1,108,505
Kansas Development Finance Authority, Refunding RB, Health Hospital Nursing Home Improvements:
5.00%, 11/15/19(a)	35	35,841
5.00%, 11/15/23	1,465	1,496,527

		8,186,816

Kentucky — 0.5%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Catholic Health Initiatives:
5.00%, 12/01/35	120	126,640
Series A, 5.00%, 12/01/31	2,750	2,921,820

		3,048,460

Louisiana — 3.2%
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,304,400

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	$3,445	$3,718,533
5.00%, 12/01/28	3,715	4,009,971
New Orleans Aviation Board, RB, Series A, 5.00%, 01/01/33	1,000	1,113,820
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 05/01/34	3,000	3,121,110
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/28	3,660	4,083,352

		18,351,186

Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 02/01/34	1,965	1,968,006

Maryland — 1.7%
City of Rockville Maryland, RB, Ingleside King Farm Project, 3.50%, 11/01/26	1,825	1,807,827
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(e)	1,020	1,056,139
Maryland Economic Development Corp., Refunding RB, Transportation Facilities Project, Series A:
5.00%, 06/01/29	1,835	2,141,280
5.00%, 06/01/30	1,015	1,175,441
5.00%, 06/01/31	1,000	1,147,570
5.00%, 06/01/32	1,000	1,138,040
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 07/01/33	1,140	1,252,905

		9,719,202

Massachusetts — 1.7%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, Series A, 5.00%, 01/01/31	1,730	1,889,558
Suffolk University, 5.00%, 07/01/29	2,700	3,079,215
Suffolk University, 5.00%, 07/01/30	3,125	3,534,250

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 07/01/25	$1,060	$1,101,668

		9,604,691

Michigan — 3.5%
City of Detroit Michigan, GO:
5.00%, 04/01/26	265	287,695
5.00%, 04/01/27	210	227,984
5.00%, 04/01/28	235	254,735
5.00%, 04/01/29	235	253,422
5.00%, 04/01/30	180	193,394
5.00%, 04/01/31	265	282,419
5.00%, 04/01/32	225	238,556
5.00%, 04/01/33	295	311,853
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 05/01/25	1,000	1,069,970
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	4,000	4,445,120
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,702,075
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/19(a)	4,900	5,033,035
Michigan Strategic Fund, RB, I -75 Improvement Projects, AMT:
5.00%, 06/30/33	2,415	2,724,651
5.00%, 12/31/33	2,000	2,256,440

		20,281,349

Minnesota — 2.0%
City of Minneapolis, RB, YMCA of the Greater Twin Cities Project:
4.00%, 06/01/30	150	160,813
4.00%, 06/01/31	50	52,960
City of Minneapolis, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/33	2,370	2,727,870
County of St. Paul Minnesota Housing & Redevelopment Authority, RB, Great River School Project, Series A, 4.75%, 07/01/29(b)	250	253,975
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
5.00%, 02/15/33	1,000	1,123,910
5.00%, 02/15/34	1,185	1,332,331

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 08/01/36	$1,000	$1,069,790
Series C, 5.00%, 08/01/27	1,390	1,567,003
Series C, 5.00%, 08/01/28	740	833,558
Series C, 5.00%, 08/01/29	1,555	1,749,453
Series C, 5.00%, 08/01/30	835	938,273

		11,809,936

Missouri — 0.3%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	370	377,844
St. Louis County Industrial Development Authority, Refunding RB, Friendship Village St. Louis Obligated Group:
5.00%, 09/01/27	360	384,556
5.00%, 09/01/32	1,015	1,053,671

		1,816,071

Montana — 0.1%
County of Yellowstone Montana School District No. 2 Billings, GO, 5.00%, 06/15/30	500	565,320

Nebraska — 0.9%
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	892,312
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 01/01/30	1,000	1,028,580
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/30	1,000	1,078,740
5.00%, 01/01/32	2,000	2,156,300

		5,155,932

Nevada — 1.6%
County of Clark Nevada Department of Aviation, Refunding RB, 5.00%, 07/01/33	5,000	5,596,300
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	3,867,792

		9,464,092

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(b)	795	782,852

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Health & Education Facilities Authority Act, Refunding RB, Dartmouth-Hitchcock Obligated Group, Series A, 5.00%, 08/01/32	$365	$418,750

		1,201,602

New Jersey — 25.7%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,364	1,415,314
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	6,040	6,513,596
New Jersey EDA, RB, Goethals Bridge Replacement Project, Private Activity Bond AMT:
5.50%, 01/01/26	1,500	1,691,085
5.50%, 01/01/27	1,000	1,122,500
New Jersey EDA, Refunding ARB, Port Newark Container Terminal LLC Project, AMT:
5.00%, 10/01/26	2,135	2,404,907
5.00%, 10/01/27	1,680	1,896,199
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,113,670
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,871,983
School Facilities Construction, Series EE, 5.00%, 09/01/23	3,465	3,634,716
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 06/15/28	10,000	10,793,300
New Jersey Educational Facilities Authority, Refunding RB, 5.00%, 07/01/30	5,000	5,684,700
New Jersey Higher Education Student Assistance Authority, Refunding RB:
AMT, Series B, 5.00%, 12/01/27	1,000	1,164,130
AMT, Series B, 5.00%, 12/01/28	1,000	1,163,360
Series 1, AMT, 5.50%, 12/01/26	750	794,745
Student Loan, Series 1A, 4.75%, 12/01/21	1,060	1,081,073
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	13,588,680
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/29	10,000	11,082,500
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,224,740

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.25%, 06/15/26	$3,500	$3,704,575
Transportation Program, Series AA, 5.25%, 06/15/31	12,000	12,857,520
Transportation Program, Series AA, 5.25%, 06/15/32	2,250	2,451,352
Transportation System, Series A, 5.25%, 06/15/24	3,185	3,382,470
Transportation System, Series B, 5.50%, 06/15/31	11,780	12,432,965
Transportation System, Series C, 5.25%, 06/15/32	10,000	10,831,800
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	1,695	1,885,467
Transportation System, 5.00%, 12/15/33	2,285	2,487,131
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,383,688
5.00%, 12/01/25	1,345	1,521,733
South Jersey Port Corp., ARB, Sobordinated Marine Terminal, Series B, AMT:
5.00%, 01/01/29	250	284,010
5.00%, 01/01/30	200	225,394
5.00%, 01/01/31	350	390,723
5.00%, 01/01/32	425	471,015
State of New Jersey, GO, Various Purposes, 5.00%, 06/01/28	5,000	5,752,150
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	850	972,477
5.00%, 06/01/32	11,980	13,459,530
Tobacco Settlement Bonds, 5.00%, 06/01/33	220	245,496

		147,980,694

New Mexico — 1.2%
Albuquerque Municipal School District No. 12, GO, Series 2017, 5.00%, 08/01/30	1,250	1,470,687
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,664,315

Security	Par (000)	Value

New Mexico (continued)
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 08/01/31	$2,500	$2,843,475

		6,978,477

New York — 11.5%
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31(b)	450	453,465
Build NYC Resource Corp., Refunding RB, Manhattan College Project, 5.00%, 08/01/35	665	756,570
City of New York, GO, Refunding, Series A, 5.00%, 08/01/29	5,125	5,968,472
City of New York, GO, Sub-Series I-1, 5.50%, 04/01/19(a)	5,000	5,031,550
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A:
4.00%, 06/01/22	800	825,112
4.50%, 06/01/27	1,710	1,836,335
5.00%, 06/01/35	415	443,087
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(a)	5,695	6,500,273
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	5,832,989
5.00%, 11/01/30	655	689,381
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 04/01/19(a)	1,000	1,006,230
Metropolitan Transportation Authority, RB(a):
Sub-Series B-1, 5.00%, 11/15/21	2,300	2,512,451
Sub-Series B-4, 5.00%, 11/15/21	1,500	1,638,555
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	2,820,757
New York State Dormitory Authority, RB, North Shore-Long Island Jewish Health System, Series A, 5.50%, 05/01/19(a)	1,495	1,509,143
New York State Dormitory Authority, Refunding RB:
4.25%, 09/01/19(a)	480	487,109
5.00%, 07/01/30	1,555	1,792,791

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(b)	$1,000	$989,700
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	1,690	1,760,490
State of New York Dormitory Authority, RB, Series A:
Fordham University, 5.25%, 07/01/21(a)	900	977,517
Icahn School of Medicine at Mount Sinai, 5.00%, 07/01/32	9,000	10,182,150
New York University Hospitals Center, 5.00%, 07/01/20(a)	1,725	1,805,333
New York University Hospitals Center, 5.13%, 07/01/20(a)	1,670	1,750,678
State of New York Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,060	3,435,493
Orange Regional Medical Center, 5.00%, 12/01/27(b)	900	1,037,430
Orange Regional Medical Center, 5.00%, 12/01/28(b)	1,800	2,061,972
Series E, 5.25%, 03/15/33	2,000	2,331,980

		66,437,013

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,637,970

Ohio — 1.2%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	6,000	6,680,040

Oklahoma — 1.6%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/28	1,575	1,812,321
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,389,670
5.00%, 10/01/28	1,265	1,474,699
5.00%, 10/01/29	1,400	1,626,450
Oklahoma Development Finance Authority, RB, OU Medicene Project, Series B:
5.00%, 08/15/29	1,200	1,381,536

Security	Par (000)	Value

Oklahoma (continued)
5.00%, 08/15/33	$1,305	$1,446,828

		9,131,504

Oregon — 1.5%
County of Klamath Oregon School District, GO:
5.00%, 06/15/30	1,000	1,121,190
5.00%, 06/15/31	1,000	1,119,860
County of Umatilla Oregon School District No. 16R Pendleton, GO, Series A, 5.00%, 06/15/32	2,000	2,274,220
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/20(a)	1,835	1,919,667
State of Oregon, GO, Series H, 5.00%, 05/01/36	2,000	2,174,880

		8,609,817

Pennsylvania — 7.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/22	2,000	2,090,460
5.00%, 05/01/23	640	675,949
5.00%, 05/01/28	835	911,478
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	2,000	2,262,340
5.00%, 06/01/34	3,750	4,222,687
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,713,836
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	2,913,462
5.00%, 11/01/26	2,375	2,560,796
Pennsylvania Economic Development Financing Authority, RB, PA Bridges Finco LP, AMT, 5.00%, 12/31/28	115	129,599
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/21(a)	4,000	4,392,280
Pennsylvania Turnpike Commission, Refunding RB:
Second Series, 5.00%, 12/01/30	2,620	3,003,830
Sub-Series B, 5.00%, 06/01/32	5,000	5,614,100
School District of Philadelphia, GOL, Series A:
5.00%, 09/01/30	1,200	1,385,448
5.00%, 09/01/31	1,000	1,148,170

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 09/01/32	$1,200	$1,368,396
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 07/01/20(a)	6,225	6,580,572

		41,973,403

Rhode Island — 1.3%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,097,500
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 05/15/30	2,305	2,517,291
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,241,500
Rhode Island Student Loan Authority, Refunding RB, Senior Series A, AMT:
5.00%, 12/01/24	750	840,225
5.00%, 12/01/25	850	963,152

		7,659,668

South Carolina — 2.5%
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	905	893,742
South Carolina Public Service Authority, Refunding RB, Series A:
5.00%, 12/01/30	5,500	6,126,450
5.00%, 12/01/31	5,660	6,273,544
5.00%, 12/01/32	200	220,450
5.00%, 12/01/33	800	880,712

		14,394,898

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 09/01/20(a)	1,000	1,049,940

Tennessee — 2.0%
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	220	229,123
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,756,958

Security	Par (000)	Value

Tennessee (continued)
Series B, 5.00%, 11/01/22	$1,000	$1,022,920
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 06/01/31(f)	2,885	2,933,295
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/35	4,000	4,449,120

		11,391,416

Texas — 10.8%
City of Grapevine Texas, GO, 5.00%, 02/15/33	5,685	6,295,683
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 07/01/25	1,500	1,596,510
5.00%, 07/01/32	1,010	1,084,114
City of Houston Texas Airport System Revenue, Refunding ARB, Sub-Series A, AMT:
5.00%, 07/01/31	1,430	1,667,995
5.00%, 07/01/32	1,515	1,755,006
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/33	8,485	9,726,271
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	8,290	8,743,049
Dallas/Fort Worth Texas International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,296,195
Series E, 5.00%, 11/01/27	4,960	5,207,206
Series F, 5.00%, 11/01/31	6,345	6,636,743
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,081,660
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(b)	1,475	1,503,984
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(b):
3.63%, 08/15/22	105	104,021
4.25%, 08/15/27	160	158,643
Red River Education Financing Corp., RB, 5.00%, 03/15/33	1,340	1,475,152

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	$2,910	$2,975,912
Socorro Independent School District, GO, Refunding(PSF-GTD):
5.00%, 08/15/20(a)	2,410	2,530,765
5.00%, 08/15/32	90	94,105
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 08/01/28	1,585	1,785,613
5.25%, 08/01/29	1,720	1,935,361
5.25%, 08/01/33	3,000	3,374,250

		62,028,238

U.S. Virgin Islands — 0.9%
Virgin Islands Public Finance Authority, Refunding RB, Series A (AGM), 5.25%, 10/01/24	5,000	5,424,200

Utah — 1.0%
Salt Lake City Corp. Airport Revenue, ARB, AMT, Series A, 5.00%, 07/01/33	3,500	4,023,565
Utah Charter School Finance Authority, Refunding RB, Freedom Academy Foundation Project, 4.50%, 06/15/27(b)	1,500	1,480,395

		5,503,960

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,903,074

Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB(b):
Horizon House Project, 5.00%, 01/01/28	750	829,313
Horizone House Project, 5.00%, 01/01/27	1,460	1,619,680

		2,448,993

West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 09/01/23	4,000	4,059,960

Security	Par (000)	Value

West Virginia (continued)
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	$1,500	$1,607,355

		5,667,315

Wisconsin — 1.3%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 04/01/30	2,410	2,522,740
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 07/01/28	4,765	5,138,623

		7,661,363

Total Municipal Bonds — 137.2% (Cost — $760,943,646)		791,569,635

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

California — 4.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate, 4.00%, 04/01/31(b)(f)(h)	8,080	8,843,984
State of California, GO, Refunding Water Utility Authority, 5.00%, 10/01/35	12,500	14,293,156

		23,137,140

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series C, 4.13%, 02/15/35(b)(f)	7,500	7,685,875

Massachusetts — 3.4%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System:
5.00%, 07/01/32	7,500	8,702,400
Series L, 5.00%, 07/01/31	10,175	10,889,982

		19,592,382

Minnesota — 1.9%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 08/01/20(a)	10,525	10,869,013

New Jersey — 1.6%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F, AMT, Series BB:
3.65%, 04/01/28(b)(f)	5,000	5,124,148

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
3.70%, 10/01/28(b)(f)	$3,875	$3,970,896

		9,095,044

New York — 10.5%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	7,009	7,876,366
Refunding Series E, 5.00%, 08/01/19(a)	1,018	1,034,075
Refunding Series E, 5.00%, 08/01/27	2,489	2,529,980
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	9,444	10,765,135
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,980	5,430,192
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(a)	4,001	4,114,423
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	4,009	4,447,076
Consolidated, Series 169th, 5.00%, 10/15/26	5,530	5,928,298
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	5,734,095
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(h)	5,505	6,271,131

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	$5,501	$6,098,069

		60,228,840

Texas — 1.5%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/24(a)	7,500	8,640,475

Washington — 2.9%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/34	15,000	16,939,200

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.1% (Cost — $152,453,049)		156,187,969

Total Long-Term Investments — 164.3% (Cost — $913,396,695)		947,757,604

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(i)(j)	2,621,365	2,621,889

Total Short-Term Securities — 0.4% (Cost — $2,621,889)		2,621,889

Total Investments — 164.7% (Cost — $916,018,584)		950,379,493

Other Assets Less Liabilities — 1.4%		7,607,492

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.3)%		(94,020,655)

VMTP Shares at Liquidation Value — (49.8)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$576,866,330

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires between September 15, 2024 to April 1, 2025 is $10,037,537.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	2,621,365	2,621,365	$2,621,889	$31,105	$(138)	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	245	03/20/19	$30,005	$(676,473)
Long U.S. Treasury Bond	75	03/20/19	11,002	(555,151)
5-Year U.S. Treasury Note	103	03/29/19	11,831	(202,656)

				$(1,434,280)

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted prices quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$947,757,604	$—	$947,757,604
Short-Term Securities	2,621,889	—	—	2,621,889

	$2,621,889	$947,757,604	$—	$950,379,493

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,434,280)	$—	$—	$(1,434,280)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(93,550,641)	$—	$(93,550,641)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(380,650,641)	$—	$(380,650,641)

During the period ended January 31, 2019, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 22, 2019